U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kristi Rojohn
Title:	Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6028

Signature, Place and Date of Signing:

  /s/ Kristi Rojohn		West Des Moines, IA	02/14/2011
Signature			City, State		Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	206
Form 13F Information Table Value Total:	$900,003

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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             							FORM 13F
                                                                           Item 6:Inv Discretion
             Item 1:               Item 2:  Item 3:   Item 4:    Item 5: (a)Sole(b)Shared(c)Shared Item 7:        Item 8:
                                    Title              Total                     as def.    Other            Voting Auth (Shares)
          Name of Issuer          of Class   Cusip   Mktvalue    Shares          Instr.V            Mgrs  (a)Sole (b)Shared (c)None
AT&T INC                          COM      00206R102     3,480     118,451  x                                x
ABBOTT LABORATORIES               COM      002824100     4,151      86,638  x                                x
ADAMS EXPRESS COMPANY             MF       006212104     1,514     141,276  x                                x
ADOBE SYSTEMS INC                 COM      00724F101       782      25,400  x                                x
AGILENT TECHNOLOGIES INC          COM      00846U101       787      19,000  x                                x
AGNICO-EAGLE MINES LTD            COM      008474108       399       5,200  x                                x
ALCOA INC                         COM      013817101       760      49,402  x                                x
ALLSTATE CORP                     COM      020002101       698      21,910  x                                x
ALTRIA GROUP INC                  COM      02209S103     1,544      62,713  x                                x
AMERICAN EQUITY INVESTMENT        COM      025676206     1,433     114,200  x                                x
AMERICAN EXPRESS COMPANY          COM      025816109     3,793      88,375  x                                x
AMERIPRISE FINANCIAL INC          COM      03076C106       983      17,082  x                                x
AMGEN INC                         COM      031162100     2,752      50,122  x                                x
ANADARKO PETROLEUM CORP           COM      032511107     3,138      41,200  x                                x
APACHE CORP                       COM      037411105     1,419      11,900  x                                x
APPLE INC                         COM      037833100     4,769      14,785  x                                x
APPLIED MATERIALS INC.            COM      038222105       543      38,660  x                                x
ATMOS ENERGY                      COM      049560105     2,050      65,705  x                                x
AUTOMATIC DATA PROCESSING         COM      053015103     1,472      31,800  x                                x
AUTOZONE INC                      COM      053332102     2,753      10,100  x                                x
BGC PARTNERS INC CLASS A          COM      05541T101     2,657     319,780  x                                x
BAKER HUGHES INC                  COM      057224107     1,509      26,400  x                                x
BANK OF AMERICA                   COM      060505104     1,801     135,038  x                                x
BANK OF AMERICA                   PFD      060505831     1,291      60,000  x                                x
BANK OF NEW YORK MELLON CORP      COM      064058100     1,022      33,854  x                                x
BARRICK GOLD CORP                 COM      067901108     7,822     147,078  x                                x
BECTON DICKINSON & CO.            COM      075887109     1,821      21,544  x                                x
BED BATH & BEYOND INC             COM      075896100       872      17,750  x                                x
BIGBAND NETWORKS INC              COM      089750509       251      89,700  x                                x
BIO-RAD LABORATORIES              COM      090572207       815       7,850  x                                x
BLACKROCK PROVIDENT T-FUND        MF       09248U718     6,254   6,254,271  x                                x
BOEING COMPANY                    COM      097023105     2,864      43,893  x                                x
BRISTOL-MYERS SQUIBB CO           COM      110122108     1,731      65,352  x                                x
CIGNA CORPORATION                 COM      125509109       884      24,100  x                                x
CMS ENERGY CORP                   COM      125896100     1,110      59,700  x                                x
CNO FINANCIAL GROUP INC           COM      12621E103     1,467     216,400  x                                x
CAMPBELL SOUP CO                  COM      134429109     1,039      29,900  x                                x
CASH AMERICA INTERNATIONAL INC    COM      14754D100     1,769      47,900  x                                x
CATERPILLAR INC                   COM      149123101     3,253      34,728  x                                x
CHEVRON CORP                      COM      166764100     8,313      91,103  x                                x
CISCO SYSTEMS INC                 COM      17275R102     5,144     254,260  x                                x
CITIGROUP INC                     COM      172967101       358      75,649  x                                x
COCA-COLA COMPANY                 COM      191216100     5,411      82,268  x                                x
COCA-COLA FEMSA SAB-SP ADR        COM      191241108       816       9,900  x                                x
COLGATE PALMOLIVE CO              COM      194162103     1,995      24,825  x                                x
COMCAST CORP                      COM      20030N101     2,462     112,077  x                                x
CONOCOPHILLIPS                    COM      20825C104     3,441      50,530  x                                x
DANAHER CORP                      COM      235851102       613      13,000  x                                x
DARLING INTERNATIONAL INC         COM      237266101     1,325      99,810  x                                x
DELL INC                          COM      24702R101       687      50,688  x                                x
DEVON ENERGY CORP                 COM      25179M103     1,531      19,500  x                                x
DIAGEO PLC-SPONSORED ADR          COM      25243Q205       743      10,000  x                                x
DIAMOND HILL SMALL CAP FD - I     MF       25264S858     1,075      41,316  x                                x
DISNEY (WALT) COMPANY             COM      254687106     2,209      58,889  x                                x
DIRECTV                           COM      25490A101       587      14,700  x                                x
DOW CHEMICAL                      COM      260543103     1,791      52,458  x                                x
DU PONT (E.I.) DE NEMOURS         COM      263534109     4,889      98,019  x                                x
EMC CORP                          COM      268648102     5,796     253,093  x                                x
EMC INSURANCE GROUP INC           COM      268664109     2,115      93,423  x                                x
EBAY INC                          COM      278642103     1,102      39,590  x                                x
ENTERGY MISSISSIPPI INC           PFD      29364N850     1,250      50,000  x                                x
EQUITRUST SERIES FUND, INC        MF       294937701     1,853     125,314  x                                x
EQUITRUST SERIES FUND, INC        MF       294937800       315      29,478  x                                x
EQUITRUST SERIES FUND, INC        MF       294937867     2,411   2,411,336  x                                x
EQUITRUST SERIES FUND, INC        MF       294937883     1,109     118,438  x                                x
EXELON CORP                       COM      30161N101     1,637      39,323  x                                x
EZCORP                            COM      302301106     2,838     104,600  x                                x
EXXON MOBIL CORPORATION           COM      30231G102     9,845     134,639  x                                x
FTI CONSULTING INC                COM      302941109     1,487      39,900  x                                x
FEDERAL SIGNAL CORP               COM      313855108       570      83,100  x                                x
FRONTIER COMMUNICATIONS CORP      COM      35906A108       145      14,934  x                                x
ARTHUR J GALLAGHER & CO           COM      363576109     1,588      54,605  x                                x
GAMESTOP CORP                     COM      36467W109       510      22,300  x                                x
GENERAL ELECTRIC COMPANY          COM      369604103     8,199     448,265  x                                x
GENUINE PARTS CO                  COM      372460105     1,766      34,400  x                                x
GENWORTH FINANCIAL INC            PFD      37247D403     1,008      20,000  x                                x
H & Q LIFE SCIENCES               MF       404053100     1,348     125,155  x                                x
HARTFORD FINL SVCS GRP            COM      416515104     1,269      47,900  x                                x
HEINZ (H.J.) CO                   COM      423074103       608      12,300  x                                x
HELMERICH & PAYNE                 COM      423452101     1,445      29,800  x                                x
HEWLETT-PACKARD CO.               COM      428236103     3,596      85,427  x                                x
HONEYWELL INTERNATIONAL INC       COM      438516106     5,261      98,966  x                                x
ITT CORP                          COM      450911102     2,422      46,480  x                                x
ILLINOIS TOOL WORKS               COM      452308109     2,357      44,135  x                                x
T ROWE PRICE INST LARGE CAP       MF       45775L200     3,035     240,529  x                                x
INTEL CORP                        COM      458140100     4,301     204,527  x                                x
INTEGRYS ENERGY                   COM      45822P105     2,279      46,982  x                                x
INT'L BUSINESS MACHINES CORP      COM      459200101     3,479      23,703  x                                x
INTERSTATE P&L CO                 PFD      461070872     5,093     178,700  x                                x
INVESTMENT TECHNOLOGY GROUP       COM      46145F105       329      20,100  x                                x
ISHARES                           MF       464287101     1,633      28,810  x                                x
ISHARES                           MF       464287200       992       7,860  x                                x
ISHARES                           COM      464287226       258       2,435  x                                x
ISHARES                           MF       464287408       267       4,484  x                                x
ISHARES                           MF       464287465     6,188     106,285  x                                x
ISHARES                           MF       464287564     3,525      53,638  x                                x
ISHARES                           MF       464287598     5,603      86,375  x                                x
ISHARES                           MF       464287614     5,633      98,370  x                                x
ISHARES                           MF       464287630     4,524      63,640  x                                x
ISHARES                           MF       464287648     4,866      55,665  x                                x
ISHARES                           MF       464287879     1,026      14,277  x                                x
ISHARES                           MF       464288273       573      13,579  x                                x
ISHARES                           MF       464288489       902      29,093  x                                x
ISHARES                           MF       464288588       304       2,880  x                                x
ISHARES                           MF       46428R107       822      24,112  x                                x
JP MORGAN CHASE & CO              COM      46625H100     4,491     105,880  x                                x
JP MORGAN CHASE & CO              PFD      46625HHA1     1,063       1,000  x                                x
JANUS GROWTH & INCOME-D           MF       47103E841     1,816      59,417  x                                x
JOHNSON & JOHNSON                 COM      478160104     9,225     149,155  x                                x
JPMORGAN US TREAS PL  MMK-AG      MF       4812C2$08   379,225 379,224,985  x                                x
JPMORGAN US TREAS PL  MMK-AG      MF       4812C2$J8    48,273  48,273,369  x                                x
KANSAS CITY LIFE INS CO           COM      484836101     1,371      41,500  x                                x
KIMBERLY-CLARK                    COM      494368103     1,186      18,810  x                                x
KINDER MORGAN MANAGEMENT LLC      COM      49455U100     3,268      48,868  x                                x
KRAFT FOODS INC                   COM      50075N104     2,929      92,967  x                                x
LILLY (ELI) & CO                  COM      532457108     1,021      29,124  x                                x
LINCOLN NATIONAL CORP             COM      534187109     1,418      51,000  x                                x
MANTECH INTERNATINAL CORP         COM      564563104       566      13,700  x                                x
MCDONALDS CORPORATION             COM      580135101     5,853      76,249  x                                x
MERCK & CO                        COM      58933Y105     3,098      85,972  x                                x
MERIDIAN GROWTH FUND INC          MF       589619105     2,275      51,012  x                                x
METLIFE INC                       COM      59156R108     1,669      37,545  x                                x
METLIFE INC                       PFD      59156R504     1,424      60,000  x                                x
METTLER-TOLEDO INTERNATIONAL      COM      592688105     1,143       7,560  x                                x
MICROSOFT CORP                    COM      594918104    10,092     361,469  x                                x
MOTOROLA SOLUTIONS INC            COM      620076109       545      60,114  x                                x
MYLAN INC                         COM      628530107     1,102      52,165  x                                x
MYRIAD GENETICS INC               COM      62855J104       820      35,900  x                                x
NCI INC                           COM      62886K104       290      12,600  x                                x
NEW YORK COMMUNITY BANCORP        COM      649445103     2,201     116,790  x                                x
NEWMONT MINING CORP               COM      651639106     3,323      54,100  x                                x
NORTHERN INSTL                    MF       665278$PW       165     165,132  x                                x
NORTHERN INSTL                    MF       665278107     6,957   6,957,238  x                                x
NORTHERN TRUST CORP               COM      665859104     1,770      31,950  x                                x
O'REILLY AUTOMOTIVE INC  NEW      COM      67103H107     2,393      39,600  x                                x
OCCIDENTAL PETROLEUM CO           COM      674599105     5,053      51,510  x                                x
OLD REPUBLIC INTERNATIONAL        COM      680223104       607      44,500  x                                x
ORACLE CORPORATION                COM      68389X105     7,147     228,341  x                                x
ORION MARINE GROUP INC            COM      68628V308       299      25,800  x                                x
PNC FINANCIAL SERVICES            PFD      693475AJ4     8,530       8,000  x                                x
PEPCO HOLDINGS INC                COM      713291102       950      52,030  x                                x
PEPSICO INC                       COM      713448108     3,553      54,390  x                                x
PFIZER INC                        COM      717081103     4,797     273,938  x                                x
PHILIP MORRIS INTL INC            COM      718172109     4,223      72,153  x                                x
PINNACLE WEST CAPITAL             COM      723484101     2,267      54,700  x                                x
POWERSHARES                       COM      73935S105       217       7,882  x                                x
POWERSHARES ZACKS MICRO CAP       MF       73935X740     1,044      86,958  x                                x
T ROWE PRICE GROWTH STOCK FUND    MF       741479109     1,958      60,917  x                                x
PRINCIPAL FINANCIAL GROUP         PFD      74251V201     7,902     100,000  x                                x
PRINCIPAL FINANCIAL GROUP         PFD      74251V300     4,968     200,000  x                                x
PROCTER AND GAMBLE CO.            COM      742718109     8,480     131,823  x                                x
PROSHARES ULTRASHORT              MF       74347R297       541      14,600  x                                x
PROTECTIVE LIFE                   COM      743674103     2,552      95,800  x                                x
QUALCOMM INC                      COM      747525103       475       9,600  x                                x
QUEST DIAGNOSTIC INC              COM      74834L100     1,830      33,900  x                                x
REDWOOD TRUST INC                 COM      758075402       918      61,500  x                                x
ROWAN COMPANIES INC               COM      779382100     1,595      45,700  x                                x
SEI INVESTMENTS COMPANY           COM      784117103     1,244      52,300  x                                x
SG PREFERRED CAPITAL II           PFD      784210304     2,286       2,500  x                                x
STANDARD AND POORS 500 INDEX      COM      78462F103     4,215      33,520  x                                x
SOUTHERN CALIFORNIA EDISON        PFD      842400749       497       5,000  x                                x
SOUTHERN CALIFORNIA EDISON        PFD      842400756     1,529      15,000  x                                x
SOUTHERN CO                       COM      842587107     1,323      34,619  x                                x
SOVEREIGN CAPITAL TR V            PFD      84604V204     1,014      40,000  x                                x
STRYKER CORP                      COM      863667101       917      17,085  x                                x
SUPER MICRO COMPUTER INC          COM      86800U104       289      25,000  x                                x
SYMANTEC CORP                     COM      871503108     1,064      63,585  x                                x
SYSCO CORP                        COM      871829107     1,535      52,195  x                                x
TARGET CORP                       COM      87612E106     2,837      47,185  x                                x
TEVA PHARMACEUTICAL-SP ADR        COM      881624209     2,003      38,416  x                                x
TEXAS INSTRUMENT                  COM      882508104     1,299      39,979  x                                x
3M CO                             COM      88579Y101     4,542      52,633  x                                x
TIME WARNER INC                   COM      887317303     1,516      47,131  x                                x
TORTOISE ENERGY CAPITAL CORP      COM      89147U100     2,815     101,369  x                                x
U S BANCORP                       COM      902973304     1,058      39,224  x                                x
U S BANCORP                       PFD      902973866     1,561       2,000  x                                x
UNION PACIFIC CORP                COM      907818108       636       6,860  x                                x
UNITED PARCEL SERVICE -CL B       COM      911312106     1,655      22,805  x                                x
UNITED TECHNOLOGIES CORP.         COM      913017109     2,599      33,017  x                                x
UNITED THERAPEUTICS CORP          COM      91307C102       424       6,700  x                                x
VALERO ENERGY CORP                COM      91913Y100       689      29,800  x                                x
VANGUARD MEGA CAP                 MF       921910816     5,606     118,500  x                                x
VANGUARD EXPLORER FUND            MF       921926200     1,486      21,908  x                                x
VANGUARD                          MF       921943858       941      26,036  x                                x
VANGUARD WINDSOR II               MF       922018304     2,013      44,191  x                                x
VANGUARD GNMA FUND                MF       922031794       134      12,501  x                                x
VANGUARD EMERGING MKT             MF       922042841     1,810      45,399  x                                x
VANGUARD EMERGING MKT             MF       922042858     5,023     104,324  x                                x
VANGUARD                          MF       92206C409     1,711      22,100  x                                x
VANGUARD                          MF       92206C870     1,444      18,350  x                                x
VANGUARD                          MF       922908512       992      18,718  x                                x
VANGUARD                          MF       922908538     1,085      17,416  x                                x
VANGUARD                          MF       922908595     1,133      14,515  x                                x
VANGUARD                          MF       922908744     1,872      35,095  x                                x
VERIZON COMMUNICATIONS            COM      92343V104     4,453     124,451  x                                x
WACHOVIA PFD FUNDING              PFD      92977V206       921      36,000  x                                x
WAL-MART STORES                   COM      931142103     7,253     134,497  x                                x
WALGREEN CO                       COM      931422109       931      23,895  x                                x
WASTE MANAGEMENT INC              COM      94106L109     1,338      36,300  x                                x
WELLS FARGO CO                    COM      949746101     2,455      79,228  x                                x
WEYERHAEUSER CO                   COM      962166104       473      24,973  x                                x
WILSHIRE BANCORP INC              COM      97186T108       292      38,300  x                                x
HELEN OF TROY LTD                 COM      G4388N106     1,353      45,501  x                                x
INGERSOLL-RAND PLC                COM      G47791101     1,412      29,975  x                                x
NOBLE CORP                        COM      H5833N103       365      10,200  x                                x
TRANSOCEAN LTD                    COM      H8817H100       749      10,775  x                                x
                                                       900,003